Consolidated Balance Sheets (Parentheticals) - $ / shares		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Ordinary shares, par value (in Dollars per share and Dollars per share)	[1]	$ 0.00625
Ordinary shares, shares authorized	[1]	Unlimited	Unlimited
Ordinary shares, shares issued	[1]	1,600,000	1,600,000
Ordinary shares, shares outstanding	[1]	1,600,000	1,600,000
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share and Dollars per share)	[1]	$ 0.00625
Ordinary shares, shares authorized	[1]	Unlimited	Unlimited
Ordinary shares, shares issued	[1]	1,801,515	1,801,515
Ordinary shares, shares outstanding	[1]	1,441,265	1,441,265
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share and Dollars per share)	[1]	$ 0.00625
Ordinary shares, shares authorized	[1]	Unlimited	Unlimited
Ordinary shares, shares issued	[1]	360,000	360,000
Ordinary shares, shares outstanding	[1]	360,000	360,000

[1]	Giving retroactive effect to the 1,600 for 1 share split effected on December 19, 2022.